Leases - (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
summary of Right-of-use assets
Right-of-use assets
The amount recognized as right-of-use assets is as shown:

	Leasehold property € '000s	Motor vehicles € '000s	Total € '000s
At January 1, 2021	8,929	27	8,956
Arising on business combinations	6,848	—	6,848
Effects of movements in exchange rates	568	1	569
Additions	1,336	—	1,336
Disposals	(327)	—	(327)
Amortization	(2,826)	(15)	(2,841)
At December 31, 2021	14,528	13	14,541
Arising on business combinations	521	—	521
Effects of movements in exchange rates	(367)	5	(362)
Additions	5,625	—	5,625
Disposals	(115)	—	(115)
Amortization	(6,027)	(18)	(6,045)
At December 31, 2022	14,165	—	14,165

summary of lease liability
Lease liabilities
The recognized lease liability is as shown:

	Leasehold property € '000s	Motor vehicles € '000s	Total € '000s
At January 1, 2021	9,047	25	9,072
Arising on business combinations	8,602	—	8,602
Effects of movements in exchange rates	528	(1)	527
Additions	1,311	—	1,311
Disposals	(347)	—	(347)
Interest expense	496	1	497
Lease payments	(3,401)	(12)	(3,413)
At December 31, 2021	16,236	13	16,249
Arising on business combinations	671	—	671
Effects of movements in exchange rates	(304)	(1)	(305)
Additions	8,024	—	8,024
Disposals	(112)	—	(112)
Interest expense	954	—	954
Lease payments	(8,210)	(12)	(8,222)
At December 31, 2022	17,259	—	17,259

Summary of maturity analysis - contractual undiscounted cash flows

	2022 € '000s	2021 € '000s
Less than one year	7,536	5,746
One to five years	14,961	13,336
More than five years	119	154
Total undiscounted lease liabilities	22,616	19,236

Summary of lease liabilities and expenses
Lease liabilities
Lease liabilities included in the Consolidated Statement of Financial Position

	2022 € '000s	2021 € '000s
Current	6,951	5,353
Non-Current	10,308	10,896
Total lease liabilities	17,259	16,249

20	Leases (continued)
Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	2022 € '000s	2021 € '000s	2020 € '000s
Interest on lease liabilities	954	497	685
Amortization on right-of-use assets	6,045	2,841	2,010
COVID-19 Rent Concession	—	—	(360)
	6,999	3,338	2,335

Amounts recognized in the Financing Activities of the Consolidated Statement of Cash Flows

	2022 € '000s	2021 € '000s	2020 € '000
Interest paid on lease liabilities	1,196	532	707
Principal payment on lease liabilities	7,026	2,881	1,938
Total cash outflow for leases	8,222	3,413	2,645